Goodwill and intangible assets, net - Schedule of Goodwill (Details) € in Thousands	12 Months Ended
Dec. 31, 2025 EUR (€)
Goodwill [Roll Forward]
Goodwill, beginning balance	€ 0
Additions	14,192
Foreign exchange translation	(395)
Goodwill, ending balance	€ 13,797